CASH AND DUE FROM BANKS, Composition (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Composition of cash [Abstract]
Cash and clearing	[1]	S/ 5,410,294	S/ 4,973,007
Deposits with Central Reserve Bank of Peru (BCRP)	[1]	24,160,723	25,359,565
Deposits with Central Bank of Bolivia and Colombia	[1]	634,684	913,377
Deposits with foreign banks	[2]	2,582,838	6,727,014
Deposits with local banks	[2]	1,009,997	1,316,292
Interbank funds		269,314	2,943
Accrued interest		53,112	1,347
Total cash and cash equivalents		34,120,962	39,293,545	S/ 36,733,767	S/ 25,974,042
Restricted funds		62,878	27,195
Total cash and due from banks		S/ 34,183,840	S/ 39,320,740

[1]	Cash, clearing and deposits with Central Banks and Bank of the Republic -
[2]	Deposits with local and foreign banks -